Other receivables, net (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Receivables from sales of short-term investment	$ 1,888,662	$ 6,788,662
Others	345,147	323,235
Total other receivables	2,233,809	7,111,897
Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$ 345,147	$ 5,223,235